SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9: -	SHAREHOLDERS' EQUITY

a.
The number of Ordinary Shares outstanding at December 31, 2016 and 2015 does not include 5,189 Ordinary Shares issued, which are held by a subsidiary, and 30,843 Ordinary Shares issued which are held by the Company.

1.	Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividends.

2.
On December 30, 2015, the annual general meeting of the Company's shareholders approved an increase the number of the Company's authorized share capital to $ 1,026 and the number of authorized Ordinary Shares to 20,000,000.

 b.   Follow-on public offering:

On May 19, 2016 ("the Effective Date"), the Company entered an underwriting agreement ("the Agreement") related to a follow-on public offering of 1,818,182 Ordinary Shares, at an offering price of $11.00 per share for gross proceeds that amounted to $20,000, before underwriting discounts and commissions and other offering expenses amounted to $1,455 ("the Offering").

Under the Agreement, the Company granted the underwriters an option, exercisable for 30 days, to purchase up to an additional 272,727 Ordinary Shares at the same price per share as of the Effective Date.

On May 25, 2016, upon the closing of the Offering, the Company issued 2,090,909 Ordinary Shares, including 272,727 shares sold pursuant to full exercise of the underwriters' option to purchase additional shares, for a total consideration of approximately $21,279, net of issuance costs of $1,721. (See also Note 1d).

c.	Share option plan:

1.	The Company has granted options under option plan as follows:

Under the following plan, options are granted for periods not to exceed seven years. Options vest over a period of up to four years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants.

a)	The 2013 Share Option Plan:

On April 3, 2013, the Company approved a new Share Option Plan (the "2013 Share Option Plan"). The 2013 Share Option Plan provides for the grant of options to purchase Ordinary Shares. These options are granted pursuant to the 2013 Share Option Plan for providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

On March 3 2016, the Board resolved to increase the number of shares reserved under the 2013 Share Option Plan, from 750,000 to 1,250,000.

On October 30, 2016, the Company's Board of Directors resolved to increase the number of shares reserved under the 2013 Share Option Plan, from 1,250,000 to 2,450,000.

b)
On February 19, 2015, the Company's Board of Directors adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may grant options to purchase its Ordinary Shares, restricted shares and RSUs to its employees, directors, consultants and contractors. The 2013 Share Option Plan expires on April 2, 2023.

c)
During the year ended December 31, 2016, the Company's Board of Directors approved the grant of 281,800 options and 216,300 RSUs to certain employees, officers and directors of the Company. The options were granted at an exercise price range between $11.29 to $14.51 per share, which was equal to the market value of the Company’s Ordinary Shares at the date of grant. Such options and RSUs have vesting schedules of between three to four years, commencing as of the date of grant.

The total number of Ordinary Shares available for future grants under the 2013 Share Option Plan as of December 31, 2016, was 1,172,400.

2.	Grants of options in 2016, 2015 and 2014 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

3.          Stock options for the year ended December 31, 2016 under the Company’s plans are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	856,986	7.75	3.28	$6,157
Granted	281,800	11.68
Exercised	(508,149)	6.55
Expired and forfeited	(6,200)	10.33

Outstanding at December 31, 2016	624,437	10.47	3.55	$4,576

Vested and expected to vest at December 31, 2016	624,437	10.47	3.55	$4,576

Exercisable at December 31, 2016	330,337	9.41	2.75	$2,771

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2016 represents the intrinsic value of 624,437 and 330,337 outstanding options that are in-the-money as of December 31, 2016, respectively.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the deemed fair value of the Company's Ordinary Shares on the last day of fiscal 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2016. This amount is impacted by the changes in the fair market value of the Company's Ordinary Shares.

4.	As of December 31, 2016, stock options under the 2013 Share Option Plan, as amended are as follows for the year ended December 31, 2016:

	Options outstanding at December 31, 2016			Options exercisable at December 31, 2016
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

2.56 - 4.86	50,587	3.28	1.76	50,587	3.28	1.76
5.17 - 8.60	70,750	6.49	2.16	70,750	6.49	2.16
10.49 – 14.52	503,100	11.75	3.93	209,000	11.88	3.19

	624,437			330,337

5.	RSUs for the year ended December 31, 2016 under the Company’s 2013 Share Option Plan are as follows:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2016	15,500	0.1	$231
Granted	216,300
Vested	(37,500)
Cancelled and forfeited	(1,150)

Outstanding at December 31, 2016	193,150	2.02	$3,438

Vested and expected to vest at December 31, 2016	193,150	2.02	$3,438

6.	The weighted average fair values of options granted during the years ended December 31, 2016, 2015 and 2014 were $6.68, and $4.90 and $2.70, respectively.

7.	The weighted average fair value of RSUs granted during the year ended December 31, 2016 and 2015 was $14.69 and $10.60 per share, respectively. No RSUs were granted during 2014.

8.	The following table summarizes the departmental allocation of the Company's share-based compensation charges:

	Year ended December 31,
	2016 (*)	2015 (*)	2014

Cost of revenues	$118	$33	$12
Research and development, net	625	529	178
Selling and marketing, net	199	380	146
General and administrative	1,529	467	243

	$2,471	$1,409	$579

(*)	Including $1,331 and $342 of compensation cost related to RSUs for the year ended December 31, 2016 and 2015, respectively.

9.	Share-based compensation:

As of December 31, 2016, there are $3,120 of total unrecognized costs related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 1.13 years.

d.	Warrants:

During the year ended December 31, 2016, 310,985 warrants were exercised into 310,985 Ordinary Shares.

As of December 31, 2016, there were no remaining outstanding warrants.